CLOUD, NEFF CAPITAL APPRECIATION FUND

                            SUPPLEMENT TO PROSPECTUS

                                 PRIVACY POLICY

         The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

         Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you: o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.


         This supplement and the Prospectus dated June 1, 2000 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated June 1, 2000, which is incorporated herein by reference and can be obtained without charge by calling the Funds at 1-888-336-9757.

                                ENHANS RT 500 FUND
                           ENHANS MASTER INVESTOR FUND

                            SUPPLEMENT TO PROSPECTUS

                                 PRIVACY POLICY

         The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

         Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you: o Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and o Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.


         This supplement and the Prospectus dated January 18, 2001 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated January 18, 2001, which is incorporated herein by reference and can be obtained without charge by calling the Funds at 1-888-837-1784.











                          PARAGON STRATEGIC ASCENT FUND
                          PARAGON DYNAMIC FORTRESS FUND

                            SUPPLEMENT TO PROSPECTUS

                                 PRIVACY POLICY

         The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

         Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you: o Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and o Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.


         This supplement and the Prospectus dated June 1, 2000 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated June 1, 2000, which is incorporated herein by reference and can be obtained without charge by calling the Funds at 1-877-726-4662.












                              MONTEAGLE VALUE FUND
                            MONTEAGLE LARGE CAP FUND
                           MONTEAGLE FIXED INCOME FUND
                        MONTEAGLE OPPORTUNITY GROWTH FUND

                            SUPPLEMENT TO PROSPECTUS

                                 PRIVACY POLICY

         The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

         Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you: o Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and o Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.


         This supplement and the Prospectus dated January 1, 2001 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated January 1, 2001, which is incorporated herein by reference and can be obtained without charge by calling the Funds at 1-800-459-9084.









                                StoneRidge Funds
                              StoneRidge Bond Fund
                             StoneRidge Equity Fund
                        StoneRidge Small Cap Equity Fund

                         Supplement Dated June 30, 2001
                       To Prospectus Dated January 1, 2001

      The table describing the fees and expenses of the Funds, found on page 7 of the Prospectus, is replaced with the table below.


                         FEES AND EXPENSES OF THE FUNDS

      The tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

                                                                                      Small Cap
Shareholder Fees                                                Equity Fund           Equity Fund         Bond Fund
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                     NONE                  NONE                NONE
      Imposed on Purchases
Maximum Deferred Sales Charge (Load)                            NONE                  NONE                NONE
Redemption Fee1                                                 2.00%                 2.00%               2.00%

                                                                                      Small Cap
Annual Fund Operating Expenses                                  Equity Fund           Equity Fund         Bond Fund
 (expenses that are deducted from Fund assets)
Management Fee                                                  0.60%                  1.00 %             0.40 %
Distribution and/or Service (12b-1) Fees                        None                   None               None
Other Expenses                                                  1.84%                  0.78%              0.53%
Total Annual Fund Operating Expenses                            2.44%                  1.78%              0.93%
Fee Waiver 2                                                    1.54%                  0.53%              0.28%
Net Expenses                                                    0.90%                  1.25%              0.65%


1Effective with purchases made on or after July 15, 2001, if you redeem your shares within 30 days of purchase you will be charged a 2.00% redemption fee. However, if you redeem your shares after the 30-day period there is no redemption fee. Purchases made prior to July 15, 2001 are not subject to this fee. Exceptions may be granted to shareholders at the discretion of the investment adviser.

2The Funds' adviser has contractually agreed to waive fees and/or reimburse expenses through December 31, 2001 to maintain "Net Expenses" as follows: Equity Fund, 0.90%; Small Cap Equity Fund, 1.25%; Bond Fund, 0.65%.

         The section titled "How to Redeem Shares", beginning on page 9 of the Prospectus, is supplemented as follows:

         Early Redemption Fee - Effective with purchases made on or after July 15, 2001, the Funds charge a redemption fee of 2.00% of the current net asset value of shares redeemed if the shares are owned less than 30 days. The fee is charged for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. This fee applies to shares being redeemed in the order in which they were purchased. The Funds reserve the right to modify the terms of or terminate the fee at any time. The fee is waived for:

               (a) an account registered as either an Individual Retirement Account or a tax- qualified retirement plan on the books of the Funds' transfer agent or on the books of certain other third parties that are authorized agents of the Funds and
               (b)  shares  purchased  with  reinvested   capital  gain  or
                    dividend distributions.

         If you purchase shares through a broker-dealer or other financial intermediary who maintains your individual account on its books and an omnibus account with the Funds' transfer agent, your recordkeeper may not be able to apply the fee waiver in all of the circumstances discussed above. Before purchasing shares, please check with the Funds to determine if the fee waiver is available.

         The early redemption fee does not apply with respect to purchases made prior to July 15, 2001. Exceptions may be granted to shareholders at the discretion of the investment adviser.


                                 PRIVACY POLICY

         The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

         Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you: o Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and o Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.


         This Supplement, and the Prospectus dated January 1, 2001, contain information that you should know before investing in the Funds and should be retained for future reference. Additional information is included in the Statement of Additional Information dated January 1,200, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request and without charge by calling
(800)441-6978.